Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Infinity Q Diversified Alpha Fund | Investor Class
Prospectus:
Trading Symbol	IQDAX
Infinity Q Diversified Alpha Fund | Institutional Class
Prospectus:
Trading Symbol	IQDNX